Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related Party Transactions

NOTE 14 - Related Party Transactions

During the year ended December 31, 2018, the Company entered into the following transactions with related parties, not disclosed elsewhere in these financial statements:

i.

As at December 31, 2018, $296,702 (2017 - $640,573) was included in accounts payable and accrued liabilities owing to officers and directors of the Company in relation to professional fees and reimbursement of expenses.

ii.	As at December 31, 2018, $nil (2017 - $7,000) was included in prepaid expenses for prepayments made to directors of the Company in relation to director fees.

iii.	The Company received $18,000 (2017 - $4,500) of rent from a company related by way of common officers.

During the year ended December 31, 2017, a director and officer resigned and the Company agreed to pay a total termination payment of $384,902 in accordance with the terms and conditions of his consulting agreement with the Company.

Summary of key management personnel compensation:

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of members of the Board and corporate officers, including the Company’s Chief Executive Officer and Chief Financial Officer.

	For the year ended December 31,
	2018	2017
	$	$
Management fees	1,360,539	1,750,691
Professional fees	266,150	187,000
Exploration and evaluation assets expenditures	129,872	353,520
Wages and salaries	22,919	43,633
Share-based compensation	2,312,347	2,228,191
	4,091,827	4,563,035